SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shipping and handling	$ 72,000	$ 23,000
Total shipping and handling costs included in distribution costs	$ 525,000	$ 423,000